united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 09/30/16

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value

	MUTUAL FUNDS - 7.33%
3,499	AQR Style Premia Alternative LV Fund - Class I		$ 36,142
1,651	JPMorgan Hedged Equity Fund		27,619
	TOTAL MUTUAL FUNDS (Cost - $63,452)		63,761

	EXCHANGE TRADED FUNDS - 94.11%
	DEBT FUND - 73.47%
1,713	AllianzGI Structed Return Fund		27,336
763	iShares 1-3 Year Credit Bond ETF		80,695
1585	iShares GNMA Bond ETF		80,851
288	iShares JP Morgan USD Emerging Markets Bond ETF		26,724
677	iShares US Preferred Stock ETF		26,741
3,415	SPDR Doubleline Total Return Tactical ETF		171,399
1,266	VanEck Vectors Fallen Angel High Yield Bond ETF		36,625
1,542	Vanguard Intermediate-Term Bond ETF		135,172
677	Vanguard Short-Term Bond ETF		53,913
			639,456
	EQUITY FUND - 20.64%
1,467	Schwab U.S. Large-Cap Growth ETF		81,389
1,377	Schwab U.S. Large-Cap Value ETF		62,736
167	Vanguard Mid-Cap Growth ETF		17,767
190	Vanguard Mid-Cap Value ETF		17,778
			179,670
	TOTAL EXCHANGE TRADED FUNDS (Cost - $811,544)		819,126

	SHORT-TERM INVESTMENT - 5.48%
	MONEY MARKET FUND
47,703	Goldman Sachs Financial Square Funds - Government, 0.29% +		47,703
	(Cost - $47,703)

	TOTAL INVESTMENTS - 106.92% (Cost - $922,699) (a)		$ 930,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.92)%		(60,252)
	TOTAL NET ASSETS - 100.00%		$ 870,338

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $922,706 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 8,360
		Unrealized depreciation:	(476)
		Net unrealized appreciation:	$ 7,884

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value

	MUTUAL FUNDS - 7.04%
5,988	AQR Style Premia Alternative LV Fund		$ 61,858
4,893	JPMorgan Hedged Equity Fund		81,866
	TOTAL MUTUAL FUNDS - (Cost - $142,546)		143,724

	EXCHANGE TRADED FUNDS - 92.37%
	DEBT FUND - 21.35%
3,925	AllianzGI Structured Return Fund		62,640
2,595	iShares US Preferred Stock ETF		102,502
1,622	iShares GNMA Bond ETF		82,738
2,070	SPDR Doubline Total Return Tactical ETF		103,893
2,905	VanEck Vectors Fallen Angel High Yield Bond ETF		84,042
			435,815
	EQUITY FUND - 71.02%
3,202	JPMorgan Diversified Return International Equity ETF		167,529
8,590	Schwab U.S. Large-Cap Growth ETF		476,573
8,139	Schwab U.S. Large-Cap Value ETF		370,813
1,082	Schwab U.S. Small-Cap ETF		62,269
1,943	Vanguard Mid-Cap Growth ETF		206,716
1,771	Vanguard Mid-Cap Value ETF		165,712
			1,449,612
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,848,388)		1,885,427

	SHORT-TERM INVESTMENT - 7.54%
	MONEY MARKET FUND
153,996	Goldman Sachs Financial Square Funds - Government, 0.29% +		153,996
	(Cost - $153,996)

	TOTAL INVESTMENTS - 106.95% (Cost - $2,144,930) (a)		$ 2,183,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.95%)		(141,965)
	TOTAL NET ASSETS - 100.00%		$ 2,041,182

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,144,930 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 39,846
		Unrealized depreciation:	(1,629)
		Net unrealized appreciation:	$ 38,217

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value

	MUTUAL FUNDS - 10.02%
6,252	AllianzGI Structured Return Fund		$ 99,783
9,549	AQR Style Premia Alternative LV Fund - Class I		98,642
7,982	JPMorgan Hedged Equity Fund		133,543
	TOTAL MUTUAL FUNDS (Cost - $329,626)		331,968

	EXCHANGE TRADED FUNDS - 87.81%
	DEBT FUND - 49.89%
928	iShares 1-3 Year Credit Bond ETF		98,145
5,190	iShares GNMA Bond ETF		264,742
841	iShares JP Morgan USD Emerging Markets Bond ETF		98,574
3,318	iShares US Preferred Stock ETF		131,061
8,589	SPDR Doubleline Total Return Tactical ETF		431,082
4,639	VanEck Vectors Fallen Angel High Yield Bond ETF		134,206
2,640	Vanguard Intermediate-Term Bond ETF		231,422
3,273	Vanguard Short-Term Bond ETF		264,557
			1,653,789
	EQUITY FUND - 37.92%
1,284	JPMorgan Diversified Return International Equity ETF		67,179
8,955	Schwab U.S. Large-Cap Growth ETF		496,823
7,956	Schwab U.S. Large-Cap Value ETF		362,475
1,159	Schwab U.S. Small-Cap ETF		66,700
1,550	Vanguard Mid-Cap Growth ETF		164,905
1,057	Vanguard Mid-Cap Value ETF		98,903
			1,256,985
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $2,875,510)		2,910,774

	SHORT-TERM INVESTMENT - 13.90%
	MONEY MARKET FUND
460,680	Goldman Sachs Financial Square Funds - Government, 0.29% +		460,680
	(Cost - $460,680)

	TOTAL INVESTMENTS - 111.73% (Cost - $3,665,816) (a)		$ 3,703,422
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.73)%		(388,840)
	TOTAL NET ASSETS - 100.00%		$ 3,314,582

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,665,856 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 39,366
		Unrealized depreciation:	(1,800)
		Net unrealized appreciation:	$ 37,566

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value

	MUTUAL FUNDS - 6.96%
17,465	AQR Style Premia Alternative LV Fund		$ 180,411
14,484	JPMorgan Hedged Equity Fund		242,310
	TOTAL MUTUAL FUNDS (Cost - $419,717)		422,721

	EXCHANGE TRADED FUNDS - 89.72%
	DEBT FUND - 34.50%
11,350	AllianzGI Structured Return Fund		181,139
1,530	iShares JP Morgan USD Emerging Markets Bond ETF		179,331
7,429	iShares US Preferred Stock ETF		293,446
7,052	iShares GNMA Bond ETF		359,723
7,191	SPDR Doubleline Total Return Tactical ETF		360,916
8,417	VanEck Vectors Fallen Angel High Yield Bond ETF		243,504
3,414	Vanguard Intermediate-Term Bond ETF		299,271
2,221	Vanguard Short-Term Bond ETF		179,523
			2,096,853
	EQUITY FUND - 55.22%
5,793	JPMorgan Diversified Return International Equity ETF		303,090
20,536	Schwab U.S. Large-Cap Growth ETF		1,139,337
20,924	Schwab U.S. Large-Cap Value ETF		953,297
2,098	Schwab U.S. Small-Cap ETF		120,740
4,504	Vanguard Mid-Cap Growth ETF		479,181
3,851	Vanguard Mid-Cap Value ETF		360,338
			3,355,983
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,350,528)		5,452,836

	SHORT-TERM INVESTMENT - 10.33%
	MONEY MARKET FUND
627,553	Goldman Sachs Financial Square Funds - Government, 0.29% +		627,553
	(Cost - $627,553)

	TOTAL INVESTMENTS - 107.01% (Cost - $6,397,798) (a)		$ 6,503,110
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.01)%		(425,608)
	TOTAL NET ASSETS - 100.00%		$ 6,077,502

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,397,836 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 110,024
		Unrealized depreciation:	(4,750)
		Net unrealized appreciation:	$ 105,274

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value

	MUTUAL FUNDS - 8.81%
676	AQR Style Premia Alternative LV Fund		$ 6,978
1,275	JPMorgan Hedged Equity Fund		21,335
	TOTAL MUTUAL FUNDS - (Cost - $27,607)		28,313

	EXCHANGE TRADED FUNDS - 101.36%
	DEBT FUND - 10.91%
444	AllianzGI Structured Return Fund		7,087
437	iShares US Preferred Stock ETF		17,262
371	VanEck Vectors Fallen Angel High Yield Bond ETF		10,733
			35,082
	EQUITY FUND - 90.45%
475	JPMorgan Diversified Return International Equity ETF		24,852
1,647	Schwab U.S. Large-Cap Growth ETF		91,376
1,675	Schwab U.S. Large-Cap Value ETF		76,313
188	Schwab U.S. Small-Cap ETF		10,819
231	Schwab International Small-Cap Equity ETF		7,133
391	Vanguard Mid-Cap Value ETF		36,586
411	Vanguard Mid-Cap Growth ETF		43,726
			290,805
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $308,298)		325,887

	SHORT-TERM INVESTMENT - 3.54%
	MONEY MARKET FUND
11,381	Goldman Sachs Financial Square Funds - Government, 0.29% +		11,381
	(Cost - $11,381)

	TOTAL INVESTMENTS - 113.71% (Cost - $347,286) (a)		$ 365,581
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.71)%		(44,076)
	TOTAL NET ASSETS - 100.00%		$ 321,505

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $347,286 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 18,596
		Unrealized depreciation:	(301)
		Net unrealized appreciation:	$ 18,295

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

 (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;
(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 63,761	$ -	$ -	$ 63,761
Mutual Funds	819,126	-	-	819,126
Short-Term Investment	47,703	-	-	47,703
Total	$ 930,590	$ -	$ -	$ 930,590

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 1,885,427	$ -	$ -	$ 1,885,427
Mutual Funds	143,724	-	-	143,724
Short-Term Investment	153,996	-	-	153,996
Total	$ 2,183,147	$ -	$ -	$ 2,183,147

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,910,774	$ -	$ -	$ 2,910,774
Mutual Funds	331,968	-	-	331,968
Short-Term Investment	460,680	-	-	460,680
Total	$ 3,703,422	$ -	$ -	$ 3,703,422

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 5,452,836	$ -	$ -	$ 5,452,836
Mutual Funds	422,721	-	-	422,721
Short-Term Investment	627,553	-	-	627,553
Total	$ 6,503,110	$ -	$ -	$ 6,503,110

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 325,887	$ -	$ -	$ 325,887
Mutual Funds	28,313	-	-	28,313
Short-Term Investment	11,381	-	-	11,381
Total	$ 365,581	$ -	$ -	$ 365,581

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/28/2016

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/28/2016